Summary of significant accounting policies - Deferred software costs (Details) - USD ($) $ in Millions	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2018	Sep. 30, 2017	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Summary of significant accounting policies
Unamortized deferred software costs					$ 189.3
Amortization of intangible assets	$ 3.9	$ 3.9	$ 11.8	$ 6.3	$ 10.2
Minimum
Summary of significant accounting policies
Amortization straight-line basis and over useful life					5 years
Maximum
Summary of significant accounting policies
Amortization straight-line basis and over useful life					22 years 6 months
Deferred software costs
Summary of significant accounting policies
Unamortized deferred software costs					$ 10.5	$ 8.1
Amortization of intangible assets					$ 4.6	$ 3.2	$ 3.0
Deferred software costs | Minimum
Summary of significant accounting policies
Amortization straight-line basis and over useful life					3 years
Deferred software costs | Maximum
Summary of significant accounting policies
Amortization straight-line basis and over useful life					5 years